UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04581

CORNERCAP GROUP OF FUNDS

(Exact name of registrant as specified in charter)

The Peachtree, Suite 1700, 1355 Peachtree Street NE, Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: April 1 – June 30, 2014

Item 1. Schedule of Investments.

SCHEDULE of INVESTMENTS (Unaudited)		June 30, 2014
CORNERCAP BALANCED FUND
	Shares	Fair Value

COMMON STOCKS (61.1%)

Aerospace & Defense (1.4%)
General Dynamics Corp.	3,050	$355,477

Auto Manufacturers (1.3%)
General Motors Co.	8,845	321,073

Banks (9.1%)
BB&T Corp.	8,120	320,172
Capital One Financial Corp.	4,580	378,308
Citigroup, Inc.	6,295	296,494
The Goldman Sachs Group, Inc.	1,885	315,624
JPMorgan Chase & Co.	5,310	305,962
The PNC Financial Services Group, Inc.	3,495	311,230
Wells Fargo & Co.	6,585	346,108

		2,273,898

Chemicals (1.2%)
Eastman Chemical Co.	3,530	308,345

Commercial Services (1.3%)
The Western Union Co.	18,180	315,241

Computers (3.6%)
EMC Corp.	10,670	281,048
Hewlett-Packard Co.	8,900	299,752
International Business Machines Corp.	1,700	308,159

		888,959

Electric (2.6%)
Pinnacle West Capital Corp.	5,335	308,576
Public Service Enterprise Group, Inc.	8,110	330,807

		639,383

Electrical Components & Equipment (2.4%)
Emerson Electric Co.	4,360	289,330
Energizer Holdings, Inc.	2,580	314,837

		604,167

Food (2.6%)
ConAgra Foods, Inc.	9,990	296,503
The Kroger Co.	6,990	345,516

		642,019

Healthcare Products (1.3%)
Medtronic, Inc.	4,990	318,162

Healthcare Services (2.5%)
Laboratory Corp. of America Holdings(a)	2,955	302,592
UnitedHealth Group, Inc.	3,860	315,555

		618,147

Insurance (4.8%)
The Allstate Corp.	4,945	290,370
Everest Re Group Ltd.	1,870	300,116
Lincoln National Corp.	6,080	312,755
Reinsurance Group of America, Inc.	3,675	289,958

		1,193,199

	Shares	Fair Value

Internet (1.3%)
eBay, Inc.(a)	6,340	$317,380

Machinery-Diversified (1.2%)
Deere & Co.	3,220	291,571

Miscellaneous Manufacturing (1.3%)
Dover Corp.	3,565	324,237

Oil & Gas (5.5%)
ConocoPhillips	4,415	378,498
Devon Energy Corp.	4,405	349,757
Ensco PLC, Class A	5,900	327,863
Occidental Petroleum Corp.	3,055	313,535

		1,369,653

Oil & Gas Services (1.4%)
National Oilwell Varco, Inc.	3,915	322,400
NOW, Inc.(a)	978	35,414

		357,814

Packaging & Containers (1.3%)
Rock-Tenn Co., Class A	3,020	318,882

Pharmaceuticals (2.5%)
Express Scripts Holding Co.(a)	4,440	307,825
Teva Pharmaceutical Industries Ltd., Sponsored ADR	5,905	309,540

		617,365

Retail (6.0%)
Bed Bath & Beyond, Inc.(a)	5,120	293,786
Coach, Inc.	7,795	266,511
Kohl’s Corp.	5,355	282,101
Lowe’s Cos., Inc.	6,675	320,333
Nordstrom, Inc.	4,770	324,026

		1,486,757

Semiconductors (1.2%)
Intel Corp.	10,155	313,790

Software (1.3%)
Oracle Corp.	8,220	333,157

Telecommunications (2.6%)
AT&T, Inc.	9,010	318,594
CenturyLink, Inc.	9,450	342,090

		660,684

Transportation (1.4%)
Union Pacific Corp.	3,470	346,133

TOTAL COMMON STOCKS (COST $12,407,588)		15,215,493

EXCHANGE TRADED FUNDS (4.2%)
Guggenheim BulletShares® 2014 High Yield Corporate Bond ETF	21,400	566,094

	Shares	Fair Value
Guggenheim BulletShares® 2015 High Yield Corporate Bond ETF	17,315	$466,155

TOTAL EXCHANGE TRADED FUNDS (COST $1,037,613)		1,032,249

OPEN-END FUNDS (1.7%)
Performance Trust Strategic Bond Fund	18,706	425,381

TOTAL OPEN-END FUNDS (COST $417,875)		425,381

CLOSED-END FUNDS (1.3%)
Nuveen Mortgage Opportunity Term Fund	13,504	331,658

TOTAL CLOSED-END FUNDS (COST $364,713)		331,658

	Principal Amount	Fair Value
CORPORATE BONDS (25.4%)
Agriculture (0.9%)
Reynolds American, Inc.,
6.750%, 06/15/2017	$200,000	229,580

Auto Manufacturers (1.5%)
Ford Motor Co.,
9.215%, 09/15/2021	275,000	367,735

Banks (2.9%)
Bank of America Corp.,
4.750%, 08/15/2020	250,000	269,731
Citigroup, Inc.,
5.000%, 09/15/2014	150,000	151,327
The Goldman Sachs Group, Inc.,
4.000%, 03/18/2029(b)	300,000	299,655

		720,713

Chemicals (1.9%)
CF Industries, Inc.,
7.125%, 05/01/2020	250,000	307,888
The Dow Chemical Co.,
2.500%, 02/15/2016	150,000	154,098

		461,986

Cosmetics & Personal Care (1.5%)
The Estee Lauder Co., Inc.,
5.550%, 05/15/2017	150,000	168,437
The Procter & Gamble Co.,
4.950%, 08/15/2014	200,000	201,123

		369,560

Diversified Financial Services (2.0%)
Credit Suisse USA, Inc.,
5.375%, 03/02/2016	250,000	268,903
General Electric Capital Corp.,
4.750%, 09/15/2014	240,000	242,198

		511,101

	Principal Amount	Fair Value
Entertainment (1.1%)
International Game Technology,
7.500%, 06/15/2019	$250,000	$284,149

Food (0.8%)
Safeway, Inc.,
3.950%, 08/15/2020	200,000	203,720

Healthcare Services (1.2%)
Humana, Inc.,
6.300%, 08/01/2018	250,000	288,068

Home Furnishings (0.7%)
Whirlpool Corp.,
6.500%, 06/15/2016	150,000	165,950

Insurance (2.4%)
The Travelers Cos., Inc.,
5.900%, 06/02/2019	150,000	176,009
W.R. Berkley Corp.,
5.600%, 05/15/2015	150,000	156,102
5.375%, 09/15/2020	230,000	258,441

		590,552

Lodging (1.1%)
Starwood Hotels & Resorts Worldwide, Inc.,
7.375%, 11/15/2015	250,000	272,093

Media (1.1%)
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc,
5.000%, 03/01/2021	255,000	284,545

Metal Fabricate & Hardware (1.0%)
The Timken Co.,
6.000%, 09/15/2014	250,000	252,558

Oil & Gas (0.7%)
Statoil ASA,
6.700%, 01/15/2018	150,000	175,954

Retail (4.6%)
AutoZone, Inc.,
5.500%, 11/15/2015	150,000	159,542
Best Buy Co., Inc.,
3.750%, 03/15/2016	200,000	206,000
Dillard’s, Inc.,
6.625%, 01/15/2018	275,000	307,313
Foot Locker, Inc.,
8.500%, 01/15/2022	385,000	467,775

		1,140,630

TOTAL CORPORATE BONDS (COST $6,150,702)		6,318,894

	Principal Amount	Fair Value
MUNICIPAL BONDS (1.9%)
Kansas (0.6%)
Johnson County KS, Build America General Obligation Bonds, Unified School District No. 232, 4.950%, 09/01/2019	$150,000	$155,226

North Dakota (0.7%)
Grand Forks ND, Build America Revenue Bonds, Series A, 4.500%, 09/01/2019	150,000	164,382

Texas (0.6%)
County of Galveston TX, Build America General Obligation Bonds, Series B, 4.200%, 02/01/2017	150,000	159,908

TOTAL MUNICIPAL BONDS (COST $453,293)		479,516

CERTIFICATES OF DEPOSIT (1.0%)
Goldman Sachs Bank USA, Medium-Term Certificate of Deposit, 0.800%, 08/06/2015	250,000	250,352

TOTAL CERTIFICATES OF DEPOSIT (COST $250,000)		250,352

	Shares	Fair Value
SHORT TERM INVESTMENTS (4.1%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	1,037,015	1,037,015

TOTAL SHORT TERM INVESTMENTS (COST $1,037,015)		1,037,015

TOTAL INVESTMENTS (COST $22,118,799)	100.7%	25,090,558

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	(0.7%)	(184,587)

NET ASSETS	100.0%	$24,905,971

(a) Non-Income Producing Security.

(b) Represents a step bond. Rate disclosed is as of June 30, 2014.

Common Abbreviations:

ADR - American Depositary Receipt.

ASA - Allmennaksjeselskap is the Norwegian term for a public limited company.

ETF - Exchange Traded Fund.

LLC - Limited Liability Company.

Ltd. - Limited.

PLC - Public Limited Company.

See Notes to Quarterly Schedule of Investments.

SCHEDULE of INVESTMENTS (Unaudited)		June 30, 2014
CORNERCAP SMALL-CAP VALUE FUND
	Shares	Fair Value
COMMON STOCKS (97.0%)

Aerospace & Defense (1.7%)
AAR Corp.	13,950	$384,462
Kaman Corp.	9,035	386,065
National Presto Industries, Inc.	4,270	311,027

		1,081,554

Agriculture (0.5%)
The Andersons, Inc.	6,415	330,886

Apparel (0.6%)
Steven Madden Ltd.(a)	10,060	345,058

Auto Parts & Equipment (2.6%)
Cooper Tire & Rubber Co.	14,270	428,100
Douglas Dynamics, Inc.	21,560	379,887
Standard Motor Products, Inc.	10,750	480,202
Strattec Security Corp.	4,850	312,777

		1,600,966

Banks (16.4%)
Arrow Financial Corp.	13,805	358,102
The Bank of Kentucky Financial Corp.	11,520	400,781
City Holding Co.	8,410	379,459
Community Trust Bancorp, Inc.	7,436	254,460
Enterprise Financial Services Corp.	17,685	319,391
Financial Institutions, Inc.	15,535	363,830
First Business Financial Services, Inc.	9,130	429,384
First Community Bancshares, Inc.	22,725	325,649
First Interstate BancSystem, Inc.	11,520	313,114
First Merchants Corp.	19,010	401,871
FirstMerit Corp.	16,530	326,467
German American Bancorp, Inc.	13,350	361,518
Great Southern Bancorp, Inc.	12,220	391,651
Horizon Bancorp	14,725	321,594
Lakeland Bancorp, Inc.	32,481	350,795
Lakeland Financial Corp.	8,685	331,420
MainSource Financial Group, Inc.	23,020	397,095
Monarch Financial Holdings, Inc.	13,841	162,216
NBT Bancorp, Inc.	14,780	355,016
Old National Bancorp	24,235	346,076
Peoples Bancorp, Inc.	15,185	401,643
PrivateBancorp, Inc.	15,095	438,661
S&T Bancorp, Inc.	15,750	391,387
S.Y. Bancorp, Inc.	11,910	356,109
Southside Bancshares, Inc.	12,348	357,598
Tompkins Financial Corp.	7,405	356,773
Trico Bancshares	15,360	355,430
Walker & Dunlop, Inc.(a)	26,625	375,679
WesBanco, Inc.	10,540	327,162

		10,250,331

Biotechnology (0.6%)
Charles River Laboratories International, Inc.(a)	6,705	358,852

Building Materials (1.3%)
Patrick Industries, Inc.(a)	9,225	429,793

	Shares	Fair Value

Building Materials (1.3%) (continued)
Universal Forest Products, Inc.	7,445	$359,370

		789,163

Chemicals (0.6%)
A. Schulman, Inc.	10,055	389,128

Commercial Services (9.2%)
Aaron’s, Inc.	11,515	410,395
ABM Industries, Inc.	12,085	326,053
American Public Education, Inc.(a)	7,915	272,118
AMN Healthcare Services, Inc.(a)	27,495	338,188
Cardtronics, Inc.(a)	9,680	329,894
Global Cash Access Holdings, Inc.(a)	44,245	393,780
ICF International, Inc.(a)	8,955	316,649
Korn/Ferry International(a)	16,715	490,920
Matthews International Corp., Class A	8,910	370,389
Medifast, Inc.(a)	9,850	299,538
Navigant Consulting, Inc.(a)	21,545	375,960
PAREXEL International Corp.(a)	7,965	420,871
Quad/Graphics, Inc.	16,000	357,920
RPX Corp.(a)	22,245	394,849
Steiner Leisure Ltd.(a)	7,570	327,705
TrueBlue, Inc.(a)	12,910	355,929

		5,781,158

Computers (2.2%)
Datalink Corp.(a)	26,185	261,850
Insight Enterprises, Inc.(a)	12,440	382,406
Mentor Graphics Corp.	17,945	387,074
Sykes Enterprises, Inc.(a)	16,265	353,438

		1,384,768

Diversified Financial Services (3.5%)
Gain Capital Holdings, Inc.	43,280	340,614
Higher One Holdings, Inc.(a)	54,640	208,179
Investment Technology Group, Inc.(a)	20,290	342,495
JMP Group, Inc.	55,445	419,719
Oppenheimer Holdings, Inc., Class A	14,100	338,259
Regional Management Corp.(a)	14,490	224,160
Walter Investment Management Corp.(a)	11,130	331,451

		2,204,877

Electric (2.5%)
Avista Corp.	13,090	438,777
The Empire District Electric Co.	14,575	374,286
EnerNOC, Inc.(a)	19,180	363,461
UIL Holdings Corp.	10,195	394,648

		1,571,172

Electronics (2.6%)
Newport Corp.(a)	18,910	349,835
Plexus Corp.(a)	8,985	388,961
Rogers Corp.(a)	5,845	387,816
Sanmina Corp.(a)	20,580	468,812

		1,595,424

Energy-Alternate Sources (0.5%)
FutureFuel Corp.	19,480	323,173

Engineering & Construction (1.2%)
AECOM Technology Corp.(a)	11,415	367,563

	Shares	Fair Value

Engineering & Construction (1.2%) (continued)
MYR Group, Inc.(a)	14,790	$374,631

		742,194

Food (1.9%)
Cal-Maine Foods, Inc.	6,490	482,337
Ingles Markets, Inc., Class A	14,755	388,794
SpartanNash Co.	15,462	324,857

		1,195,988

Forest Products & Paper (1.3%)
Neenah Paper, Inc.	8,285	440,348
Schweitzer-Mauduit International, Inc.	9,045	394,904

		835,252

Gas (1.3%)
Delta Natural Gas Co., Inc	17,655	387,704
New Jersey Resources Corp.	7,060	403,549

		791,253

Healthcare Products (1.2%)
Exactech, Inc.(a)	16,875	425,756
Hanger, Inc.(a)	10,395	326,923

		752,679

Healthcare Services (1.7%)
Magellan Health, Inc.(a)	5,650	351,656
National Healthcare Corp.	6,220	350,124
Select Medical Holdings Corp.	24,890	388,284

		1,090,064

Home Builders (0.5%)
Meritage Homes Corp.(a)	7,610	321,218

Home Furnishings (1.1%)
Daktronics, Inc.	25,265	301,159
Flexsteel Industries, Inc.	10,800	360,180

		661,339

Household Products (0.5%)
Ennis, Inc.	21,450	327,327

Insurance (7.1%)
AmTrust Financial Services, Inc.	9,640	403,048
Greenlight Capital Re Ltd., Class A(a)	10,295	339,117
Horace Mann Educators Corp.	10,540	329,586
Maiden Holdings Ltd.	30,475	368,443
Montpelier Re Holdings Ltd.	10,830	346,018
The Navigators Group, Inc.(a)	5,615	376,486
Primerica, Inc.	6,930	331,601
Protective Life Corp.	6,045	419,100
Selective Insurance Group, Inc.	15,585	385,261
Symetra Financial Corp.	16,960	385,670
United Insurance Holdings Corp.	23,075	398,275
Universal Insurance Holdings, Inc.	27,030	350,579

		4,433,184

Internet (1.1%)
Conversant, Inc.(a)	12,350	313,690
Lionbridge Technologies, Inc.(a)	60,085	356,905

		670,595

	Shares	Fair Value

Iron & Steel (0.6%)
Shiloh Industries, Inc.(a)	19,425	$358,586

Leisure Time (0.6%)
Arctic Cat, Inc.	9,345	368,380

Lodging (1.1%)
The Marcus Corp.	22,775	415,644
Monarch Casino & Resort, Inc.(a)	18,840	285,237

		700,881

Machinery-Construction & Mining (0.5%)
Hyster-Yale Materials Handling, Inc.	3,685	326,270

Machinery-Diversified (0.6%)
Kadant, Inc.	9,340	359,123

Media (1.8%)
Journal Communications, Inc., Class A(a)	40,355	357,949
Meredith Corp.	7,820	378,175
Starz, Class A(a)	13,125	390,994

		1,127,118

Metal Fabricate & Hardware (0.6%)
Worthington Industries, Inc.	8,935	384,562

Mining (0.6%)
United States Lime & Minerals, Inc.	5,950	385,560

Miscellaneous Manufacturing (2.5%)
Chase Corp.	11,700	399,438
Federal Signal Corp.	24,100	353,065
Koppers Holdings, Inc.	8,900	340,425
Standex International Corp.	5,905	439,804

		1,532,732

Office Furnishings (0.6%)
HNI Corp.	10,235	400,291

Oil & Gas (2.6%)
Panhandle Oil and Gas, Inc., Class A	8,875	497,266
PBF Energy, Inc., Class A	10,785	287,420
Unit Corp.(a)	5,580	384,072
Warren Resources, Inc.(a)	68,775	426,405

		1,595,163

Oil & Gas Services (1.2%)
Gulfmark Offshore, Inc., Class A	8,040	363,247
Helix Energy Solutions Group, Inc.(a)	14,920	392,545

		755,792

Packaging & Containers (1.1%)
Silgan Holdings, Inc.	7,115	361,584
UFP Technologies, Inc.(a)	13,640	328,588

		690,172

Pharmaceuticals (2.6%)
Nature’s Sunshine Products, Inc.	26,615	451,657
Nutraceutical International Corp.(a)	13,885	331,296
Omega Protein Corp.(a)	33,855	463,136

	Shares	Fair Value

Pharmaceuticals (2.6%) (continued)
PharMerica Corp.(a)	13,490	$385,679

		1,631,768

Retail (4.3%)
Big 5 Sporting Goods Corp.	20,755	254,664
The Cato Corp., Class A	11,085	342,526
Destination Maternity Corp.	13,830	314,909
Einstein Noah Restaurant Group, Inc.	22,645	363,679
The Finish Line, Inc., Class A	10,490	311,973
Genesco, Inc.(a)	4,665	383,136
Pier 1 Imports, Inc.	23,195	357,435
Vitamin Shoppe, Inc.(a)	7,750	333,405

		2,661,727

Savings & Loans (2.5%)
Berkshire Hills Bancorp, Inc.	11,250	261,225
Dime Community Bancshares, Inc.	15,570	245,850
First Defiance Financial Corp.	12,015	344,831
Flushing Financial Corp.	17,255	354,590
WSFS Financial Corp.	5,165	380,506

		1,587,002

Semiconductors (1.7%)
Microsemi Corp.(a)	14,870	397,921
Silicon Image, Inc.(a)	69,900	352,296
Ultra Clean Holdings, Inc.(a)	32,570	294,759

		1,044,976

Software (1.8%)
CSG Systems International, Inc.	13,050	340,735
PDF Solutions, Inc.(a)	18,635	395,435
Progress Software Corp.(a)	15,725	378,029

		1,114,199

Telecommunications (2.4%)
Black Box Corp.	15,480	362,851
IDT Corp., Class B	21,990	383,066
NETGEAR, Inc.(a)	10,870	377,950
Shenandoah Telecommunications Co.	12,600	383,796

		1,507,663

Textiles (1.1%)
Culp, Inc.	16,215	282,303
UniFirst Corp.	3,770	399,620

		681,923

Transportation (1.3%)
ArcBest Corp.	10,615	461,859
Universal Truckload Services, Inc.	13,790	349,714

		811,573

Wholesale Distributors (1.2%)
ScanSource, Inc.(a)	9,585	364,997
United Stationers, Inc.	8,885	368,461

		733,458

TOTAL COMMON STOCKS (COST $53,216,798)		60,586,522

	Shares	Fair Value

SHORT TERM INVESTMENTS (3.4%)

Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	2,147,171	$2,147,171

TOTAL SHORT TERM INVESTMENTS (COST $2,147,171)		2,147,171

TOTAL INVESTMENTS (COST $55,363,969)	100.4%	62,733,693

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	(0.4%)	(249,593)

NET ASSETS	100.0%	$62,484,100

(a) Non-Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

See Notes to Quarterly Schedule of Investments.

SCHEDULE of INVESTMENTS (Unaudited)		June 30, 2014
CORNERCAP LARGE/MID-CAP VALUE FUND
	Shares	Fair Value
COMMON STOCKS (95.7%)

Aerospace & Defense (2.0%)
General Dynamics Corp.	2,005	$233,683

Auto Manufacturers (2.0%)
General Motors Co.	6,500	235,950

Banks (13.9%)
BB&T Corp.	5,815	229,285
Capital One Financial Corp.	2,960	244,496
Citigroup, Inc.	4,975	234,322
The Goldman Sachs Group, Inc.	1,470	246,137
JPMorgan Chase & Co.	4,240	244,309
The PNC Financial Services Group, Inc.	2,570	228,859
Wells Fargo & Co.	4,460	234,418

		1,661,826

Chemicals (2.1%)
Eastman Chemical Co.	2,890	252,441

Commercial Services (2.0%)
The Western Union Co.	14,020	243,107

Computers (5.7%)
EMC Corp.	8,465	222,968
Hewlett-Packard Co.	7,025	236,602
International Business Machines Corp.	1,240	224,775

		684,345

Electric (4.3%)
Pinnacle West Capital Corp.	4,405	254,785
Public Service Enterprise Group, Inc.	6,270	255,754

		510,539

Electrical Components & Equipment (3.8%)
Emerson Electric Co.	3,200	212,352
Energizer Holdings, Inc.	1,995	243,450

		455,802

Food (4.1%)
ConAgra Foods, Inc.	8,270	245,454
The Kroger Co.	4,885	241,465

		486,919

Healthcare Products (2.1%)
Medtronic, Inc.	3,850	245,476

Healthcare Services (4.2%)
Laboratory Corp. of America Holdings(a)	2,515	257,536
UnitedHealth Group, Inc.	2,980	243,615

		501,151

Insurance (7.8%)
The Allstate Corp.	4,220	247,798
Everest Re Group Ltd.	1,410	226,291
Lincoln National Corp.	4,440	228,394
Reinsurance Group of America, Inc.	2,810	221,709

		924,192

	Shares	Fair Value

Internet (2.1%)
eBay, Inc.(a)	4,895	$245,044

Machinery-Diversified (1.9%)
Deere & Co.	2,500	226,375

Miscellaneous Manufacturing (1.7%)
Dover Corp.	2,270	206,456

Oil & Gas (8.2%)
ConocoPhillips	2,895	248,188
Devon Energy Corp.	3,110	246,934
Ensco PLC, Class A	4,490	249,509
Occidental Petroleum Corp.	2,290	235,023

		979,654

Oil & Gas Services (2.2%)
National Oilwell Varco, Inc.	2,875	236,756
NOW, Inc.(a)	718	25,999

		262,755

Packaging & Containers (2.0%)
Rock-Tenn Co., Class A	2,300	242,857

Pharmaceuticals (4.0%)
Express Scripts Holding Co.(a)	3,450	239,188
Teva Pharmaceutical Industries Ltd., Sponsored ADR	4,630	242,705

		481,893

Retail (9.6%)
Bed Bath & Beyond, Inc.(a)	3,955	226,938
Coach, Inc.	5,575	190,609
Kohl’s Corp.	4,250	223,890
Lowe’s Cos., Inc.	5,155	247,388
Nordstrom, Inc.	3,705	251,681

		1,140,506

Semiconductors (2.1%)
Intel Corp.	8,065	249,208

Software (1.9%)
Oracle Corp.	5,595	226,765

Telecommunications (4.0%)
AT&T, Inc.	6,510	230,194
CenturyLink, Inc.	6,810	246,522

		476,716

Transportation (2.0%)
Union Pacific Corp.	2,390	238,403

TOTAL COMMON STOCKS (COST $9,473,821)		11,412,063

	Shares	Fair Value
SHORT TERM INVESTMENTS (4.6%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	553,901	$553,901

TOTAL SHORT TERM INVESTMENTS (COST $553,901)		553,901

TOTAL INVESTMENTS (COST $10,027,722)	100.3%	11,965,964

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3%)	(34,846)

NET ASSETS	100.0%	$11,931,118

(a)	Non-Income Producing Security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

PLC - Public Limited Company.

Notes to Financial Statements

June 30, 2014 (Unaudited)

1. ORGANIZATION

The CornerCap Group of Funds (the “Funds”) was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company.

The investment objective of the CornerCap Balanced Fund and CornerCap Small-Cap Value Fund is to obtain capital appreciation and current income, whereas the CornerCap Large/Mid-Cap Value Fund’s investment objective is to obtain capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Accounting Estimates – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation – Portfolio securities including common stocks, corporate bonds, municipal bonds, exchange traded funds (ETFs), and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern time or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Based on obtaining active market quotes, common stocks are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal bonds, ETFs and U.S. Government and Agency obligations are classified as Level 2 of the hierarchy, due to the use of additional observable inputs. Unlisted securities that are not included on such exchanges or Systems are valued at the mean of the quoted bid and asked prices on the over-the-counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 within the hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by CornerCap Investment Counsel (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 2 or 3 within the hierarchy, depending on the inputs used. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.

Security Transactions Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities, using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.

Federal Income Taxes – For Federal income tax purposes, the Funds currently qualify, and intend to remain qualified, as regulated investment companies (“RICs”) under the provisions of Subchapter M of the Internal Revenue Code by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made.

As of and during the three months ended June 30, 2014, management has concluded that the Funds have taken no uncertain tax positions that require adjustment to the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties. The Funds file income tax returns in the U.S. federal jurisdiction, for the State of Georgia, and the State of Massachusetts. For federal and state tax years 2009 and beyond, the Funds’ returns are still open to examination by the appropriate taxing authority.

Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2014:

CornerCap Balanced Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3		Total

Common Stocks	$15,215,493	$–	$	–	$15,215,493
Exchange Traded Funds	1,032,249	–		–	1,032,249
Open-End Funds	425,381	–		–	425,381
Closed-End Funds	331,658	–		–	331,658
Corporate Bonds	–	6,318,894		–	6,318,894
Municipal Bonds	–	479,516		–	479,516

Certificates of Deposit		250,352		–	250,352
Short Term Investments	1,037,015	–		–	1,037,015

Total	$18,041,796	$7,048,762	$	–	$25,090,558

CornerCap Small-Cap Value Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3		Total

Common Stocks	$60,586,522	$–	$	–	$60,586,522
Short Term Investment	2,147,171	–		–	2,147,171

Total	$62,733,693	$–	$	–	$62,733,693

CornerCap Large/Mid-Cap Value Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3		Total

Common Stocks	$11,412,063	$–	$	–	$11,412,063
Short Term Investment	553,901	–		–	553,901

Total	$11,965,964	$–	$	–	$11,965,964

*	See Schedule of Investments for industry classification.

There were no transfers into or out of Levels 1 and 2 during the three months ended June 30, 2014.

For the three months ended June 30, 2014, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities at June 30, 2014, were as follows:

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund

Gross appreciation (excess of value over tax cost)	$ 3,221,243	$ 8,814,907	$ 2,090,877

Gross depreciation (excess of tax cost over value)	(249,484)	(1,445,183)	(152,635)

Net unrealized appreciation	2,971,759	7,369,724	1,938,242

Cost of investments for income tax purposes	$22,118,799	$55,363,969	$10,027,722

Item 2.  Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CORNERCAP FUNDS

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
President (Principal Executive Officer)

Date:	August , 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date:	August 26, 2014